TAXES BASED ON INCOME (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2021	Dec. 28, 2019	Dec. 29, 2018
Current:
U.S. federal tax	$ 1.1	$ 11.0	$ (19.7)
State taxes	1.9	0.5	0.8
International taxes	168.5	148.1	134.3
Total	171.5	159.6	115.4
Deferred:
U.S. federal tax	5.0	(168.0)	(6.3)
State taxes	1.6	(8.9)	2.3
International taxes	(0.4)	(39.4)	(26.0)
Total	6.2	(216.3)	(30.0)
Provision for (benefit from) income taxes	$ 177.7	$ (56.7)	$ 85.4